Other long-term debt (Schedule of Other Long Term Debt) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	May 03, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total principal of other long-term debt	$ 200,000,000		$ 40,000,000
Less: Unaccreted discount from embedded derivative and warrants			(288,220)
Accrued interest			1,352,000
Total	200,000,000		41,063,780
Less: current portion			(41,063,780)
Total other long-term debt	200,000,000
Guaranteed Senior Secured Note [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]		40,000,000	[1]
Maturity date	Apr. 15, 2013
Stated rate	15.60%
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	$ 200,000,000
Maturity date	May 03, 2018
Stated rate	13.25%	13.25%

[1]	The Company repaid the Guaranteed Senior Secured Note on April 12, 2013, before the due date and there was no penalty associated with the early repayment.